Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2010
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor and non-guarantor condensed consolidating financial statements
22. Guarantor and non-guarantor condensed consolidating financial statements:
     The following tables present the financial data required by SEC Regulation S-X Rule 3-10(f) related to condensed consolidating financial statements, and includes the following: (1) condensed consolidating balance sheets for the years ended December 31, 2010 and 2009; (2) condensed consolidating statements of operations for the years ended December 31, 2010, 2009 and 2008; and (3) condensed consolidating statements of cash flows for the years ended December 31, 2010, 2009 and 2008.
Condensed Consolidating Balance Sheet
December 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$111,834	$569	$23,500	$(16,768)	$119,135
Accounts receivable, net	696	313,936	27,352	—	341,984
Inventory, net	—	21,935	6,454	—	28,389
Prepaid expenses	6,388	10,980	989	—	18,357
Income tax receivable	10,164	13,298	662	—	24,124
Current deferred tax assets	2,499	—	—	—	2,499
Other current assets	882	502	—	—	1,384
Current assets of discontinued operations	—	—	16,700	—	16,700

Total current assets	132,463	361,220	75,657	(16,768)	552,572
Property, plant and equipment, net	4,730	898,013	48,189	—	950,932
Investment in consolidated subsidiaries	930,631	115,449	—	(1,046,080)	—
Inter-company receivable	554,482	—	445	(554,927)	—
Goodwill	15,531	232,144	—	—	247,675
Other long-term assets, net	29,966	10,161	1,035	—	41,162
Long-term assets of discontinued operations	—	—	8,897	—	8,897

Total assets	$1,667,803	$1,616,987	$134,223	$(1,617,775)	$1,801,238

Current liabilities
Accounts payable	$376	$82,952	$7,942	$(16,768)	$74,502
Accrued liabilities	18,269	21,355	3,369	—	42,993
Accrued payroll and payroll burdens	4,353	19,325	2,606	—	26,284
Accrued interest	2,439	1	6	—	2,446
Income taxes payable	(1,043)	—	1,043	—	—
Current liabilities of discontinued operations	—	—	2,841	—	2,841

Total current liabilities	24,394	123,633	17,807	(16,768)	149,066
Long-term debt	650,000	—	—	—	650,000
Inter-company payable	—	553,907	1,020	(554,927)	—
Deferred income taxes	186,693	3,794	(98)	—	190,389
Other long-term liabilities	882	5,022	12	—	5,916
Long-term liabilities of discontinued operations	—	—	33	—	33

Total liabilities	861,969	686,356	18,774	(571,695)	995,404
Stockholders’ equity
Total stockholders’ equity	805,834	930,631	115,449	(1,046,080)	805,834

Total liabilities and stockholders’ equity	$1,667,803	$1,616,987	$134,223	$(1,617,775)	$1,801,238

Condensed Consolidating Balance Sheet
December 31, 2009

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$64,871	$519	$11,411	$(5,031)	$71,770
Accounts receivable, net	610	143,135	24,454	—	168,199
Inventory, net	—	23,001	5,684	—	28,685
Prepaid expenses	3,897	13,052	822	—	17,771
Income tax receivable	35,404	20,201	2,001	—	57,606
Current deferred tax assets	8,158	—	—	—	8,158
Other current assets	—	111	—	—	111
Current assets of discontinued operations	—	—	17,626	—	17,626

Total current assets	112,940	200,019	61,998	(5,031)	369,926
Property, plant and equipment, net	4,222	876,304	55,334	—	935,860
Investment in consolidated subsidiaries	755,435	104,974	—	(860,409)	—
Inter-company receivable	607,325	—	—	(607,325)	—
Goodwill	15,531	225,434	—	—	240,965
Other long-term assets, net	16,026	13,803	3,195	—	33,024
Long-term assets of discontinued operations	—	—	9,079	—	9,079

Total assets	$1,511,479	$1,420,534	$129,606	$(1,472,765)	$1,588,854

Current liabilities
Current maturities of long-term debt	$—	$228	$—	$—	$228
Accounts payable	445	30,028	5,620	(5,031)	31,062
Accrued liabilities	14,064	18,257	5,407	—	37,728
Accrued payroll and payroll burdens	388	10,847	2,701	—	13,936
Accrued interest	3,198	—	8	—	3,206
Notes payable	1,068	1	—	—	1,069
Current liabilities of discontinued operations	—	—	4,493	—	4,493

Total current liabilities	19,163	59,361	18,229	(5,031)	91,722
Long-term debt	650,000	—	2	—	650,002
Inter-company payable	—	601,947	5,378	(607,325)	—
Deferred income taxes	143,427	3,793	874	—	148,094
Long-term liabilities of discontinued operations	—	—	146	—	146

Total liabilities	812,590	665,101	24,629	(612,356)	889,964
Stockholders’ equity
Total stockholders’ equity	698,889	755,433	104,977	(860,409)	698,890

Total liabilities and stockholders’ equity	$1,511,479	$1,420,534	$129,606	$(1,472,765)	$1,588,854

Condensed Consolidated Statement of Operations
Year Ended December 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Revenue	$—	$1,404,912	$132,774	$(6,821)	$1,530,865

Service expenses	—	893,314	102,052	(6,821)	988,545
Selling, general and administrative expenses	39,090	122,189	12,063	—	173,342
Depreciation and amortization	1,354	168,104	11,326	—	180,784

Income (loss) from continuing operations before interest and taxes	(40,444)	221,305	7,333	—	188,194
Interest expense	58,132	5,653	41	(6,221)	57,605
Interest income	(6,511)	(8)	(24)	6,221	(322)
Equity in earnings of consolidated affiliates	(140,929)	(8,926)	—	149,855	—

Income (loss) from continuing operations before taxes	48,864	224,586	7,316	(149,855)	130,911
Taxes	(35,294)	83,657	2,472	—	50,835

Income (loss) from continuing operations	84,158	140,929	4,844	(149,855)	80,076
Discontinued operations (net of tax)	—	—	4,082	—	4,082

Net income (loss)	$84,158	$140,929	$8,926	$(149,855)	$84,158

Condensed Consolidated Statement of Operations
Year Ended December 31, 2009

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Revenue	$—	$915,909	$115,768	$(5,612)	$1,026,065

Service expenses	—	627,096	84,201	(5,612)	705,685
Selling, general and administrative expenses	33,785	129,240	15,808	—	178,833
Depreciation and amortization	1,602	185,601	12,255	—	199,458
Fixed asset and other intangibles impairment loss	—	38,646	—	—	38,646
Goodwill impairment loss	—	97,643	—	—	97,643

Income (loss) from continuing operations before interest and taxes	(35,387)	(162,317)	3,504	—	(194,200)
Interest expense	56,955	6,713	177	(6,950)	56,895
Interest income	(7,010)	(6)	(77)	6,950	(143)
Write-off of deferred financing costs	528	—	—	—	528
Equity in earnings of consolidated affiliates	133,340	(8,846)	—	(124,494)	—

Income (loss) from continuing operations before taxes	(219,200)	(160,178)	3,404	124,494	(251,480)
Taxes	(37,532)	(26,838)	241	—	(64,129)

Income (loss) from continuing operations	(181,668)	(133,340)	3,163	124,494	(187,351)
Discontinued operations (net of tax)	—	—	5,683	—	5,683

Net income (loss)	$(181,668)	$(133,340)	$8,846	$124,494	$(181,668)

Condensed Consolidated Statement of Operations
Year Ended December 31, 2008

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Revenue	$—	$1,651,743	$142,641	$(4,567)	$1,789,817

Service expenses	—	1,008,691	101,876	(4,567)	1,106,000
Selling, general and administrative expenses	38,293	142,615	13,515	—	194,423
Depreciation and amortization	1,516	165,065	13,255	—	179,836
Impairment charge	27,670	218,500	25,836	—	272,006

Income (loss) from continuing operations before interest and taxes	(67,479)	116,872	(11,841)	—	37,552
Interest expense	62,247	10,939	634	(14,091)	59,729
Interest income	(14,245)	(13)	(126)	14,091	(293)
Equity in earnings of consolidated affiliates	10,431	8,111	—	(18,542)	—

Income (loss) from continuing operations before taxes	(125,912)	97,835	(12,349)	18,542	(21,884)
Taxes	(40,457)	107,520	3,644	—	70,707

Income (loss) from continuing operations	(85,455)	(9,685)	(15,993)	18,542	(92,591)
Discontinued operations (net of tax)	—	(4,859)	7,882	—	3,023

Net income (loss)	$(85,455)	$(14,544)	$(8,111)	$18,542	$(89,568)

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$84,158	$140,929	$8,926	$(149,855)	$84,158
Items not affecting cash:
Equity in loss of consolidated affiliates	(140,929)	(8,926)	—	149,855	—
Depreciation and amortization	1,354	168,104	12,365	—	181,823
Other	15,066	50,422	(2,450)	—	63,038
Changes in operating assets and liabilities, net of effect of acquisitions	30,112	(134,999)	1,362	(11,292)	(114,817)

Net cash provided by (used in) operating activities	(10,239)	215,530	20,203	(11,292)	214,202

Investing activities:
Additions to property, plant and equipment	(1,862)	(138,808)	(4,353)	—	(145,023)
Inter-company receipts	52,843	—	—	(52,843)	—
Business acquisitions, net of cash acquired	—	(33,721)	—	—	(33,721)
Proceeds from sale of fixed assets	—	5,317	165	—	5,482
Other	(826)	—	—	—	(826)

Net cash provided by (used for) investing activities	50,155	(167,212)	(4,188)	(52,843)	(174,088)

Financing activities:
Repayments of long-term debt	—	(228)	(2)	—	(230)
Repayments of notes payable	(1,069)	—	—	—	(1,069)
Inter-company borrowings (repayments)	—	(48,040)	(4,358)	52,398	—
Proceeds from issuances of common stock	8,082	—	—	—	8,082
Treasury stock purchased	(1,431)	—	—	—	(1,431)
Other	1,465	—	—	—	1,465

Net cash provided by (used in) financing activities	7,047	(48,268)	(4,360)	52,398	6,817
Effect of exchange rate changes on cash	—	—	434	—	434

Change in cash and cash equivalents	46,963	50	12,089	(11,737)	47,365
Cash and cash equivalents, beginning of period	64,871	519	11,411	(5,031)	71,770

Cash and cash equivalents, end of period	$111,834	$569	$23,500	$(16,768)	$119,135

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2009

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$(181,668)	$(133,340)	$8,846	$124,494	$(181,668)
Items not affecting cash:
Equity in loss of consolidated affiliates	133,340	(8,846)	—	(124,494)	—
Depreciation and amortization	1,602	185,601	13,529	—	200,732
Fixed asset and other intangibles impairment loss	—	38,646	—	—	38,646
Goodwill impairment loss	—	97,643	—	—	97,643
Other	14,603	14,658	3,697	—	32,958
Changes in operating assets and liabilities	96,585	1,758	(12,725)	7,292	92,910

Net cash provided by operating activities	64,462	196,120	13,347	7,292	281,221
Investing activities:
Additions to property, plant and equipment	(649)	(32,431)	(4,351)	—	(37,431)
Inter-company receipts	172,228	(502)	—	(171,726)	—
Proceeds from sale of fixed assets	—	19,996	804	—	20,800
Other	—	(1,497)	—	—	(1,497)

Net cash provided by (used for) investing activities	171,579	(14,434)	(3,547)	(171,726)	(18,128)

Financing activities:
Issuances of long-term debt	1,635	—	1,559	—	3,194
Repayments of long-term debt	(187,628)	(3,907)	(9,074)	—	(200,609)
Repayments of notes payable	(8,244)	—	—	—	(8,244)
Inter-company borrowings (repayments)	—	(177,606)	5,880	171,726	—
Proceeds from issuances of common stock	496	—	—	—	496
Treasury stock purchased	(132)	—	—	—	(132)
Deferred financing fees	(2,911)	—	—	—	(2,911)
Other	215	—	—	—	215

Net cash provided by (used in) financing activities	(196,569)	(181,513)	(1,635)	171,726	(207,991)
Effect of exchange rate changes on cash	—	—	(225)	—	(225)

Change in cash and cash equivalents	39,472	173	7,940	7,292	54,877
Cash and cash equivalents, beginning of period	25,399	346	3,471	(12,323)	16,893

Cash and cash equivalents, end of period	$64,871	$519	$11,411	$(5,031)	$71,770

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2008

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$(89,568)	$(14,544)	$(8,111)	$22,655	$(89,568)
Items not affecting cash:
Equity in loss of consolidated affiliates	14,544	8,111	—	(22,655)	—
Depreciation and amortization	1,516	167,059	14,616	—	183,191
Impairment charge	27,670	218,500	25,836	—	272,006
Other	5,182	35,204	680	—	41,066
Changes in operating assets and liabilities, net of effect of acquisitions	(61,520)	18,953	(7,144)	(5,576)	(55,287)

Net cash provided by (used in) operating activities	(102,176)	433,283	25,877	(5,576)	351,408
Investing activities:
Business acquisitions, net of cash acquired	—	(180,154)	—	—	(180,154)
Additions to property, plant and equipment	(1,632)	(229,307)	(22,837)	—	(253,776)
Inter-company receipts	87,395	—	—	(87,395)	—
Proceeds from sale of disposal group	—	50,150	—	—	50,150
Other	—	9,369	313	—	9,682

Net cash provided by (used for) investing activities	85,763	(349,942)	(22,524)	(87,395)	(374,098)

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Financing activities:
Issuances of long-term debt	341,043	—	9,072	—	350,115
Repayments of long-term debt	(314,605)	(814)	(13,863)	—	(329,282)
Repayments of notes payable	(14,001)	—	—	—	(14,001)
Inter-company borrowings (repayments)	—	(87,140)	(255)	87,395	—
Proceeds from issuances of common stock	12,014	—	—	—	12,014
Other	9,144	—	—	—	9,144

Net cash provided by (used in) financing activities	33,595	(87,954)	(5,046)	87,395	27,990
Effect of exchange rate changes on cash	—	—	1,165	—	1,165

Change in cash and cash equivalents	17,182	(4,613)	(528)	(5,576)	6,465
Cash and cash equivalents, beginning of period	8,217	4,959	3,999	(6,747)	10,428

Cash and cash equivalents, end of period	$25,399	$346	$3,471	$(12,323)	$16,893